Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Growth Fund, Inc.
Entity Central Index Key	0000805664
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class A
Trading Symbol	TEPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Growth Fund Inc. returned 17.50%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Strong stock selection in the industrials sector helped relative returns. Rolls-Royce, a U.K.-based aerospace and defense company, was the largest contributor to relative performance within the sector.

↑
Taiwan Semiconductor Manufacturing was one of the leading contributors to relative performance as select semiconductor stocks benefited from investors pricing in faster-than-expected growth in production due to expectations of rising demand from AI.

↑
AstraZeneca, in the health care sector, also contributed to relative returns. Shares benefited from improved 2024 company sales and profit growth forecasts. Earlier in the period, its shares had appreciated on solid first-quarter results and promising updates on two of its breast cancer drugs.

Top detractors from performance:
↓
Bayer, a Germany-based multinational pharmaceutical firm, was a significant relative detractor, underperforming following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, also detracted from relative performance. Shares came under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle during the period given the changing supply and demand dynamics for lithium and little free cash flow support in the near-term.

↓
Forvia, a global automotive supplier, detracted from relative returns as its share price weakened during the first quarter of 2024 against the backdrop of a slowdown in the auto industry including challenges relating to cost recovery negotiations with suppliers and incremental currency headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	17.50	8.19	3.77
Class A (with sales charge)	11.03	6.98	3.18
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,855,150,732
Holdings Count | $ / shares	58	[1]
Advisory Fees Paid, Amount	$ 58,594,312
Investment Company Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$8,855,150,732
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$58,594,312
Portfolio Turnover Rate	43.43%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class C
Trading Symbol	FTGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.77%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Growth Fund Inc. returned 16.56%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Strong stock selection in the industrials sector helped relative returns. Rolls-Royce, a U.K.-based aerospace and defense company, was the largest contributor to relative performance within the sector.

↑
Taiwan Semiconductor Manufacturing was one of the leading contributors to relative performance as select semiconductor stocks benefited from investors pricing in faster-than-expected growth in production due to expectations of rising demand from AI.

↑
AstraZeneca, in the health care sector, also contributed to relative returns. Shares benefited from improved 2024 company sales and profit growth forecasts. Earlier in the period, its shares had appreciated on solid first-quarter results and promising updates on two of its breast cancer drugs.

Top detractors from performance:
↓
Bayer, a Germany-based multinational pharmaceutical firm, was a significant relative detractor, underperforming following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, also detracted from relative performance. Shares came under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle during the period given the changing supply and demand dynamics for lithium and little free cash flow support in the near-term.

↓
Forvia, a global automotive supplier, detracted from relative returns as its share price weakened during the first quarter of 2024 against the backdrop of a slowdown in the auto industry including challenges relating to cost recovery negotiations with suppliers and incremental currency headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	16.56	7.37	2.98
Class C (with sales charge)	15.56	7.37	2.98
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,855,150,732
Holdings Count | $ / shares	58	[2]
Advisory Fees Paid, Amount	$ 58,594,312
Investment Company Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$8,855,150,732
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$58,594,312
Portfolio Turnover Rate	43.43%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R
Trading Symbol	TEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.28%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Templeton Growth Fund Inc. returned 17.23%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Strong stock selection in the industrials sector helped relative returns. Rolls-Royce, a U.K.-based aerospace and defense company, was the largest contributor to relative performance within the sector.

↑
Taiwan Semiconductor Manufacturing was one of the leading contributors to relative performance as select semiconductor stocks benefited from investors pricing in faster-than-expected growth in production due to expectations of rising demand from AI.

↑
AstraZeneca, in the health care sector, also contributed to relative returns. Shares benefited from improved 2024 company sales and profit growth forecasts. Earlier in the period, its shares had appreciated on solid first-quarter results and promising updates on two of its breast cancer drugs.

Top detractors from performance:
↓
Bayer, a Germany-based multinational pharmaceutical firm, was a significant relative detractor, underperforming following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, also detracted from relative performance. Shares came under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle during the period given the changing supply and demand dynamics for lithium and little free cash flow support in the near-term.

↓
Forvia, a global automotive supplier, detracted from relative returns as its share price weakened during the first quarter of 2024 against the backdrop of a slowdown in the auto industry including challenges relating to cost recovery negotiations with suppliers and incremental currency headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	17.23	7.91	3.51
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,855,150,732
Holdings Count | $ / shares	58	[3]
Advisory Fees Paid, Amount	$ 58,594,312
Investment Company Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$8,855,150,732
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$58,594,312
Portfolio Turnover Rate	43.43%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R6
Trading Symbol	FTGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Growth Fund Inc. returned 17.84%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Strong stock selection in the industrials sector helped relative returns. Rolls-Royce, a U.K.-based aerospace and defense company, was the largest contributor to relative performance within the sector.

↑
Taiwan Semiconductor Manufacturing was one of the leading contributors to relative performance as select semiconductor stocks benefited from investors pricing in faster-than-expected growth in production due to expectations of rising demand from AI.

↑
AstraZeneca, in the health care sector, also contributed to relative returns. Shares benefited from improved 2024 company sales and profit growth forecasts. Earlier in the period, its shares had appreciated on solid first-quarter results and promising updates on two of its breast cancer drugs.

Top detractors from performance:
↓
Bayer, a Germany-based multinational pharmaceutical firm, was a significant relative detractor, underperforming following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, also detracted from relative performance. Shares came under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle during the period given the changing supply and demand dynamics for lithium and little free cash flow support in the near-term.

↓
Forvia, a global automotive supplier, detracted from relative returns as its share price weakened during the first quarter of 2024 against the backdrop of a slowdown in the auto industry including challenges relating to cost recovery negotiations with suppliers and incremental currency headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	17.84	8.52	4.11
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,855,150,732
Holdings Count | $ / shares	58	[4]
Advisory Fees Paid, Amount	$ 58,594,312
Investment Company Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$8,855,150,732
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$58,594,312
Portfolio Turnover Rate	43.43%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Advisor Class
Trading Symbol	TGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Growth Fund Inc. returned 17.80%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Strong stock selection in the industrials sector helped relative returns. Rolls-Royce, a U.K.-based aerospace and defense company, was the largest contributor to relative performance within the sector.

↑
Taiwan Semiconductor Manufacturing was one of the leading contributors to relative performance as select semiconductor stocks benefited from investors pricing in faster-than-expected growth in production due to expectations of rising demand from AI.

↑
AstraZeneca, in the health care sector, also contributed to relative returns. Shares benefited from improved 2024 company sales and profit growth forecasts. Earlier in the period, its shares had appreciated on solid first-quarter results and promising updates on two of its breast cancer drugs.

Top detractors from performance:
↓
Bayer, a Germany-based multinational pharmaceutical firm, was a significant relative detractor, underperforming following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, also detracted from relative performance. Shares came under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle during the period given the changing supply and demand dynamics for lithium and little free cash flow support in the near-term.

↓
Forvia, a global automotive supplier, detracted from relative returns as its share price weakened during the first quarter of 2024 against the backdrop of a slowdown in the auto industry including challenges relating to cost recovery negotiations with suppliers and incremental currency headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	17.80	8.46	4.03
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,855,150,732
Holdings Count | $ / shares	58	[5]
Advisory Fees Paid, Amount	$ 58,594,312
Investment Company Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$8,855,150,732
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$58,594,312
Portfolio Turnover Rate	43.43%
[5]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.